Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Non-current Assets

	€ million	€ million
	2017	2016
Interest in net assets of joint ventures	32	36
Interest in net assets of associates	44	51
Long-term trade and other receivables(a)	265	306
Operating lease prepayments for land	116	115
Fair value of biological assets	17	51
Other non-current assets(b)	83	159
	557	718

(a)	Mainly relate to indirect tax receivables where we do not have the contractual right to receive payment within 12 months.
(b)	2017 mainly relates to tax assets (2016: assets held in escrow for the UK pension fund and tax assets).

Movements in Interest in Joint Ventures and Associates

Movements during 2017 and 2016	€million 2017	€million 2016

Joint ventures(a)
1 January	36	48
Additions	-	24
Dividends received/reductions	(155)	(151)
Share of net profit/(loss)	155	130
Currency retranslation	(4)	(15)
31 December	32	36

Associates(b)
1 January	51	59
Additions	5	7
Dividend received/reductions	(10)	(8)
Share of net profit/(loss)	-	(3)
Currency retranslation	(2)	(4)
31 December	44	51

(a)	Our principal joint ventures are Unilever Jerónimo Martins for Portugal, the Pepsi/Lipton Partnership for the US and Pepsi Lipton International for the rest of the world.
(b)	Associates as at 31 December 2017 primarily comprise our investments in Langholm Capital Partners. Other Unilever Ventures assets are included under ‘Other non-current non-financial assets’.